Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	32. Subsequent events There were no significant events to note subsequent to the year-end which require adjustments to, or disclosures in the financial statements.